Property and equipment, net (Details)			12 Months Ended			37 Months Ended	107 Months Ended
	Sep. 15, 2021 payment	Jun. 15, 2020 payment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 14, 2023 USD ($)	Sep. 15, 2021 USD ($)	Oct. 23, 2012
Property and equipment, net
Total			$ 75,379,483	$ 79,885,501
Accumulated depreciation			(39,853,550)	(37,125,590)
Property and equipment, net			35,525,933	42,759,911
Depreciation expense			4,839,442	4,696,140	$ 5,904,454
Accumulated depreciation expense			39,853,550	37,125,590	31,318,028
Amortization of finance lease assets			2,690,976	3,494,618
Lessee, Finance Lease, Term of Contract		3 years
Number of quarterly lease payments | payment		12
Quarterly lease payments, amount						$ 1,105,274
Corporate aircraft [Member]
Property and equipment, net
Amortization of finance lease assets			2,659,483	2,486,630	2,336,187
Accumulated amortization expense related to the corporate aircraft capital lease			22,311,148	16,579,927	$ 14,601,171
Finance lease right-of-use asset -Corporate aircraft
Property and equipment, net
Total			40,361,413	39,438,499
Vehicles [Member]
Property and equipment, net
Total			4,795,223	5,825,039
Furniture and Fixtures [Member]
Property and equipment, net
Total			10,879,140	10,895,581
Office buildings [Member]
Property and equipment, net
Total			19,343,707	$ 23,726,382
Assets Held under Capital Leases [Member]
Property and equipment, net
Lessee, Finance Lease, Term of Contract								8 years
Number of quarterly lease payments | payment	32
Quarterly lease payments, amount							$ 1,426,000
Deposit used as full and final payment			$ 6,700,000